Other Financial Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Categories of current financial liabilities [abstract]
Summary of Other Financial Liabilities

	September 30, 2024	September 30, 2023
Derivatives	625	6,925
Other financial liabilities	3,346	160
Other current financial liabilities	3,971	7,085